Non-current assets - Investment Securities at Fair Value Through Profit or Loss	6 Months Ended
Jun. 30, 2023
Financial assets at fair value through profit or loss [abstract]
Non-current assets - Investment Securities at Fair Value Through Profit or Loss

Note 5 Non-current assets – Investment securities at fair value through profit or loss

(i) Classification of financial assets at fair value through profit or loss

The Group classifies equity investments for which it has not elected to recognise fair value gains and losses through OCI as financial assets at fair value through profit or loss (FVPL).

Financial assets measured at FVPL include the following:

(All in US$)	June 30, 2023	December 31, 2022

US unlisted equity securities	16,022,682	16,490,271

On January 31, 2022 NOVONIX Limited entered into a Securities Purchase Agreement with KORE Power, Inc. (“KORE Power”) a US based developer of battery cell technology for the clean energy industry, under which NOVONIX Limited acquired 3,333,333 shares of KORE Power Common Stock at an issue price of USD$7.50 per share, representing approximately 5% of the common equity of KORE Power. The consideration for the shares in KORE Power totalled USD$25 million and was settled through a combination of 50% cash and 50% through the issue of 1,974,723 ordinary shares in NOVONIX Limited.

The equity investment was revalued in 2022 to USD$5.00 per share, which was the share price for a significant capital raise undertaken by KORE Power in November 2022. At June 30, 2023 the investment in KORE Power represents approximately 3.7% of the common equity of KORE Power.

(ii) Amounts recognised in the consolidated statement of profit or loss and other comprehensive income

During the half-year ended June 30, 2023 there have been no gains or losses recognised in the consolidated statement of profit or loss and other comprehensive income related to equity investments held at FVPL.

(iii) Fair value hierarchy

US unlisted equity securities are classified as a Level 3 fair value in the fair value hierarchy as one or more of the significant inputs is not based on observable market data.

The following table presents the changes in level 3 instruments during the half-year period ended June 30, 2023:

(All in US$)	Unlisted equity
securities

Balance at January 1, 2023	16,490,271
Exchange differences	(467,589)

Balance as at June 30, 2023	16,022,682

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE HALF-YEAR ENDED JUNE 30, 2023

Note 5 Non-current assets – Investment securities at fair value through profit or loss (continued)

There were no transfers between levels 1, 2 or 3 for recurring fair value measurements during the six-month period. The Group’s policy is to recognise transfers into and out of fair value hierarchy levels as at the end of the reporting period.

(iv) Valuation technique using significant unobservable inputs – Level 3

This category includes assets where the valuation incorporates significant inputs that are not based on observable market data (unobservable inputs). Unobservable inputs are those not readily available in an active market due to market illiquidity or complexity of the product. These inputs are generally derived and extrapolated from observable inputs to match the risk profile of the financial instrument, and are calibrated against current market assumptions, historic transactions and economic models, where available.

The primary approach used in the determination of the fair value of the investment in KORE Power is with reference to the pricing of significant external capital raising activity undertaken by KORE Power. The most recent significant external capital raising undertaken by KORE Power was in November 2022 and no further capital raising has occurred in the six months ended June 30, 2023. The Group also considers market observable inputs based on an analysis of share price movements of listed peer companies in the battery technology sector to assess whether there are market trends which should be factored into the fair value of the investment.